SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022
Exchange Rate [Member] | South Korean [Member]
Exchange rate	1,435.44	1,435.44
Average Exchange Rate [Member] | South Korean [Member]
Exchange rate	1,340.47	1,300.50
Korea (South), Won
Exchange rate			1,212.99
Average exchange rate			1,167.39